Goodwill - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) Reporting_unit
Goodwill [Line Items]
Number of reporting units | Reporting_unit	4
Impairment loss	$ 714,000
North America Gaming and Interactive
Goodwill [Line Items]
Impairment loss	$ 714,000